Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 21, 2018

to the Prospectus

dated April 27, 2018, as supplemented June 28, 2018 and December 4, 2018 (the “Prospectus”)

I.               Effective December 31, 2018 Christopher Molumphy will no longer serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. In addition, on December 31, 2018, Sonal Desai will serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Accordingly, effective December 31, 2018, all references to Mr. Molumphy in the Prospectus are deleted in their entirety.

A.         The information under the heading “PORTFOLIO SUMMARY – MANAGEMENT,” is updated to include the following row to the table above the row for Mr. Yuen:

Sonal Desai	Executive Vice President, Chief Investment Officer of Frank Templeton Fixed Income Group of Franklin Advisers	December 31, 2018

B.          Under the heading “MANAGEMENT – SUB-ADVISER PORTFOLIO MANAGERS,” the following is added:

Sonal Desai, PH.D., Executive Vice President and Chief Investment Officer, Franklin Templeton Fixed Income Group, Franklin Advisers

Dr. Desai joined Franklin Templeton Investments in 2009 from Thames River Capital in London. She started her career in 1994 as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund in Washington, DC. Following this, she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London.

Dr. Desai holds a Ph.D. in economics from Northwestern University and a B.A. in economics from Delhi University. She is part of the Templeton Global Bond Fund portfolio management team named Morningstar’s Fixed Income Manager of the Year in Canada in 2013.

II.   Effective January 1, 2019 Mark Mandel will no longer serve as a portfolio manager for the Global Atlantic Wellington Research Managed Risk Portfolio. Accordingly, effective January 1, 2019, all references to Mr. Mandel in the Prospectus are deleted in their entirety.

III.     Effective January 1, 2019, Global Atlantic Distributors, LLC (“GAD”) will become the principal underwriter (distributor) for the Portfolios and Northern Lights Distributors, LLC will no longer serve as the Portfolios’ principal underwriter. GAD is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority. GAD’s principal office is located at One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103. GAD is an affiliate of Global Atlantic Investment Advisors, LLC, the Portfolios’ investment adviser. Accordingly, effective January 1, 2019, all references to Northern Lights Distributors, LLC and its address, 17605 Wright Street, Omaha, Nebraska 68130, in the Prospectus are deleted in their entirety and replaced with Global Atlantic Distributors, LLC and One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, respectively.

This Supplement should be retained with you Prospectus, Summary Prospectus and Statement of Additional Information for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1019_122118

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 21, 2018 to the

Statement of Additional Information dated

April 27, 2018, as supplemented September 11, 2018 (the “SAI”)

I.                                        Effective January 1, 2019, Global Atlantic Distributors, LLC (“GAD”) will become the principal underwriter (distributor) for the Portfolios and Northern Lights Distributors, LLC will no longer serve as the Portfolios’ principal underwriter. GAD is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority. GAD’s principal office is located at One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103. GAD is an affiliate of Global Atlantic Investment Advisors, LLC, the Portfolios’ investment adviser. Accordingly, effective January 1, 2019, all references to Northern Lights Distributors, LLC and its address, 17605 Wright Street, Omaha, Nebraska 68130, in the SAI are deleted in their entirety and replaced with Global Atlantic Distributors, LLC and One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, respectively.

II.                                   Effective January 1, 2019 Mark Mandel will no longer serve as a portfolio manager of the Global Atlantic Wellington Research Managed Risk Portfolio. Accordingly, effective January 1, 2019, all references to Mr. Mandel in the SAI are deleted in their entirety.

III.                              Effective December 31, 2018 Christopher Molumphy will no longer serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. In addition, on December 31, 2018, Sonal Desai will serve as a portfolio manager for the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio. Accordingly, effective December 31, 2018, all references to Mr. Molumphy in the SAI are deleted in their entirety.

A.            Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Donald G. Taylor and Nicholas P.B. Getaz (with respect to the equity sleeve of the capital appreciation and income component) and Roger Bayston, Kent Burns, Sonal Desai and David Yuen (with respect to the fixed income sleeve of the capital appreciation and income component) and Adam Schenck (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.  The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers,” is updated to include the following:

Franklin Advisers, Inc.
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Sonal Desai*
Registered Investment Cos.	6	$5.84 billion	0	N/A
Other Pooled Investment Vehicles	14	$45.65 billion	0	N/A
Other Accounts	0	N/A	0	N/A

* Information is as of October 31, 2018.

C.            Under the heading “PORTFOLIO MANAGERS – OWNERSHIP OF SECURITIES,” the sentence is deleted and replaced with the following:

The portfolio managers, except Dr. Desai, do not own shares of the Portfolios they manage as of December 31, 2017. Dr. Desai does not own shares of the Portfolio she manages as of October 31, 2018.

____________________________

This Supplement should be retained with you Prospectus, Summary Prospectus and Statement of Additional Information for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1022_122118